Share-based compensation (Awards Granted to CEO and Chairman of Company - Narrative) (Details) (Restricted shares [Member], CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 23, 2010
Share-based compensation [Line Items]
Shared-based compensation	3,771	7,300	36,371
Share-based Compensation Award, Tranche One [Member]
Share-based compensation [Line Items]
Vesting period	24 months
Vesting rate	50.00%
Share-based Compensation Award, Tranche Two [Member]
Share-based compensation [Line Items]
Vesting period	24 months
Vesting rate	50.00%
CEO [Member]
Share-based compensation [Line Items]
Granted (in shares)				13,369,813
Mr. Jun Lei, Chairman of the Company [Member]
Share-based compensation [Line Items]
Granted (in shares)				29,678,483
Vesting period				4 years
Mr. Jun Lei, Chairman of the Company [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based compensation [Line Items]
Vesting rate				50.00%
Mr. Jun Lei, Chairman of the Company [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based compensation [Line Items]
Vesting rate				25.00%
CEO and Chairman [Member]
Share-based compensation [Line Items]
Total fair value of awards vested			35,924
Shared-based compensation			9,624
Total unrecognized compensation expense